Business segments (Revenue by Shipping Location) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 393,733	$ 390,192	$ 367,887	$ 372,999	$ 330,165	$ 347,767	$ 373,512	$ 363,489	$ 1,524,811	$ 1,414,933	$ 1,128,131
Sales [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,524,811	1,414,933	1,128,131
Revenue, Percentage									100.00%	100.00%	100.00%
Sales [Member] | United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									918,795	894,969	707,092
Revenue, Percentage									60.20%	63.30%	62.70%
Sales [Member] | Europe & Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									225,381	196,841	162,694
Revenue, Percentage									14.80%	13.90%	14.40%
Sales [Member] | Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									99,081	114,197	102,916
Revenue, Percentage									6.50%	8.10%	9.10%
Sales [Member] | Asia-Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									151,790	100,938	89,323
Revenue, Percentage									10.00%	7.10%	7.90%
Sales [Member] | Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									64,040	58,420	32,788
Revenue, Percentage									4.20%	4.10%	2.90%
Sales [Member] | Middle East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									$ 65,724	$ 49,568	$ 33,318
Revenue, Percentage									4.30%	3.50%	3.00%